Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2016	Jun. 30, 2015
Entity Registrant Name	GORMAN RUPP CO
Entity Central Index Key	0000042682
Trading Symbol	grc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		26,083,623
Entity Public Float			$ 468,847,646
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false